Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 132.3%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,893,564
Alaska 1.3%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,634,080
Arizona 2.8%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,450,491
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,820,098
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	1,000,000	844,500
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,327,151
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,222,180
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	1,067,680
		13,732,100
California 13.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,037,175
Series A-1, 5.0%, 6/1/2035	2,500,000	3,026,075
California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2049	4,000,000	4,540,560
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	393,728
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,894,402
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,563,900
5.25%, 4/1/2035	4,295,000	4,519,972
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,416,528
Series A, AMT, 5.0%, 12/31/2047	640,000	751,507
Series A, AMT, 5.0%, 6/1/2048	240,000	281,318
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	852,054
Irvine, CA, Improvement Bond, Assessment District 03-19, Series A, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	500,000	500,000
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,208,860
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,400,351
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,000,950
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,577,220

San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,527,950
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,778,650
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,555,124
		66,826,324
Colorado 6.1%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,087,813
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health, Series A-1, 4.0%, 8/1/2044	1,000,000	1,109,770
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,460,000	4,927,542
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	932,996
Series A, 5.0%, 12/1/2048	1,305,000	1,483,524
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	11,938,697
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,647,368
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	578,631
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	509,085
		30,215,426
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	501,890
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,009,962
District of Columbia 2.2%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	581,520
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,628,713
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	874,040
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,705,626
AMT, 5.0%, 10/1/2047	1,000,000	1,173,850
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,750,320
		10,714,069
Florida 11.2%
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	380,621
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,881,099
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,911,986
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054* (b)	945,000	785,531
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,855,068
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,069,670

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,756,337
Series A, AMT, 5.0%, 10/1/2047	965,000	1,129,533
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,928,700
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,699,600
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,792,069
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,008,520
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,903,417
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2044	2,500,000	2,884,775
Series A, 4.0%, 7/1/2049	5,000,000	5,731,250
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,326,070
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,565,062
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,262,302
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	6,615,000	7,201,420
		55,073,030
Georgia 5.4%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,273,220
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,749,201
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,022,376
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,243,022
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	533,146
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,831,900
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	12,849,300
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,144,471
		26,646,636
Hawaii 0.3%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,697,885
Illinois 9.9%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	908,112
Series A, 5.5%, 1/1/2049	450,000	523,049
Series A, 6.0%, 1/1/2038	405,000	480,156
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,384,698
Series D, AMT, 5.0%, 1/1/2052	4,700,000	5,362,183
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	457,927
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	465,000	513,472
Series A, 4.0%, 12/1/2055	465,000	512,756
Cook County, IL, Sales Tax Revenue Bonds, Series A, 4.0%, 11/15/2040	2,000,000	2,326,220
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,244,725

Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	928,249
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	730,000	755,017
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, Prerefunded, 5.0%, 5/15/2041	1,580,000	1,671,450
Series A, 5.0%, 11/15/2045	1,745,000	1,954,784
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,010,804
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,552,304
Series C, 4.0%, 10/1/2037	2,500,000	2,717,000
Series B, 5.0%, 10/1/2033	1,970,000	2,285,692
Series A, 5.0%, 5/1/2034	3,500,000	4,023,495
5.75%, 5/1/2045	735,000	898,765
Illinois, State Toll Highway Authority:
Series A, 4.0%, 1/1/2044	2,000,000	2,261,440
Series A, 5.0%, 1/1/2044	2,535,000	3,070,645
Series A, 5.0%, 1/1/2045	3,000,000	3,723,720
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,112,018
		48,678,681
Indiana 4.3%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,300,490
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,242,600
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,081,455
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,439,060
		21,063,605
Iowa 0.3%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.02% (a), 3/1/2021, LOC: U.S. Bank NA	500,000	500,000
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	500,000	549,825
4.0%, 10/1/2050	385,000	420,012
		1,469,837
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	343,158
Series A, 5.25%, 6/1/2041	480,000	532,023
		875,181
Louisiana 2.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	810,976
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,843,420
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,895,203

New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,208,945
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,318,456
		14,077,000
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,257,217
Series A, 5.0%, 7/1/2048	1,050,000	1,248,891
		2,506,108
Maryland 2.0%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,102,520
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	155,000	182,407
5.0%, 7/1/2056	270,000	316,291
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	872,142
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,414,475
Series A, 5.0%, 7/1/2048	3,000,000	3,382,740
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,379,080
		9,649,655
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,777,450
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series A-2, 4.0%, 7/1/2040	2,200,000	2,561,218
		5,338,668
Michigan 3.5%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,196,205
Michigan, State Building Authority Revenue, Series I-A, Prerefunded, 5.375%, 10/15/2041	7,500,000	7,743,975
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	4,431,320
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,431,996
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,340,560
		17,144,056
Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,111,400
Series A, 5.0%, 2/15/2053	5,060,000	5,902,338

Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,444,785
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,214,026
		15,672,549
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	370,389
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,561,407
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,099,949
New Jersey 5.1%
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	125,120
Series QQQ, 4.0%, 6/15/2050	115,000	124,647
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	511,928
Series A, 4.0%, 6/1/2031	430,000	516,082
Series A, 4.0%, 6/1/2032	205,000	248,296
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,225,391
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,384,638
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	342,315
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	399,313
Series A, 5.0%, 6/15/2047	385,000	442,311
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	435,000	473,906
Series AA, 4.0%, 6/15/2050	3,480,000	3,771,937
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	6,508,096
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,223,236
Series A, 5.0%, 12/15/2036	475,000	564,927
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2051	2,250,000	2,579,085
Series B, 5.0%, 1/1/2040	65,000	78,232
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,020,408
Series A, 5.25%, 6/1/2046	440,000	523,587
		25,063,455
New York 13.4%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,395,040
Series D, 5.0%, 11/15/2038	1,090,000	1,177,647
Series C, 5.0%, 11/15/2042	5,000,000	5,324,850
Series C-1, 5.0%, 11/15/2050	140,000	164,837
Series A-1, 5.25%, 11/15/2039	4,000,000	4,355,720

Series C-1, 5.25%, 11/15/2055	415,000	498,457
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,360,120
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 3/1/2021, LOC: TD Bank NA	300,000	300,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	2,000,000	2,257,740
Series D, 4.0%, 2/15/2049	5,000,000	5,603,600
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,027,260
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,276,400
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	485,666
New York, State Urban Development Corp., Income Tax Revenue, Series E, 3.0%, 3/15/2047	2,000,000	2,055,900
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	3,700,000	4,170,270
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 4.0%, 3/15/2042	5,000,000	5,718,300
New York, Transitional Finance Authority Revenue, Future Tax Secured Revenue, Series E-1, 4.0%, 2/1/2046	2,000,000	2,263,560
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	173,154
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	899,672
Series TE, 5.0%, 12/15/2035	1,000,000	1,123,700
New York, NY, General Obligation:
Series D-4, 0.03% (a), 3/1/2021, LOC: TD Bank NA	1,100,000	1,100,000
Series A-1, 4.0%, 8/1/2034	1,300,000	1,543,932
Series A, 4.0%, 8/1/2040	3,500,000	3,941,770
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	233,718
5.0%, 9/1/2039	510,000	578,993
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	933,560
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	2,197,931
		66,161,797
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, Prerefunded, 6.25%, 11/1/2031	3,240,000	3,367,980
Ohio 2.8%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,101,302
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,479,407
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,566,330
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,680,389
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,827,155
		13,654,583
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,960,312

Pennsylvania 6.6%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,603,620
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	545,951
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,818,835
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	914,872
5.0%, 6/1/2035	375,000	456,326
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,553
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	6,115,550
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,319,600
Series A, 5.0%, 12/1/2039	3,000,000	3,733,950
Series B-1, 5.0%, 6/1/2042	2,000,000	2,343,100
Series C, 5.0%, 12/1/2043	960,000	1,045,306
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,435,078
Series A, 5.0%, 12/1/2044	1,665,000	2,025,656
Series B, 5.0%, 12/1/2045	585,000	730,373
Series B, 5.0%, 12/1/2050	665,000	825,139
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	1,055,013
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,795,920
		32,787,842
South Carolina 5.4%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,361,107
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,037,910
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	6,631,380
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,683,760
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,146,718
		26,860,875
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,439,220
Series A, 5.0%, 7/1/2044	1,600,000	1,885,264
		3,324,484
Texas 16.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	1,795,000	2,034,417
Series A, 5.0%, 1/1/2040	1,155,000	1,313,085
Series E, 5.0%, 1/1/2045	300,000	366,252
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,666,205
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,210,977
5.0%, 1/1/2048	6,145,000	7,174,042
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,048,000

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,728,160
Series B, 5.0%, 7/1/2048	5,000,000	5,986,500
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, Prerefunded, 5.0%, 11/1/2042	5,425,000	5,596,918
Series F, 5.25%, 11/1/2033	3,500,000	3,913,805
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,139,750
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,928,330
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,644,050
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,507,875
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,565,470
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	1,155,000	1,179,821
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	8,656,427
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,800,000	4,462,340
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,385,979
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	3,259,320
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,387,443
		81,155,166
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,133,712
Series A, AMT, 5.0%, 7/1/2048	575,000	674,561
		1,808,273
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	458,884
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	4,195,869
		4,654,753
Washington 4.4%
King County, WA, Water Sewer Revenue, Series A, 4.0%, 1/1/2052	2,690,000	3,129,169
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,236,299
AMT, 5.0%, 4/1/2044	2,000,000	2,378,580
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,962,760
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	1,849,437
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,059,000
		21,615,245
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,671,455
Wisconsin 0.7%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,533,137

Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	571,380
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	366,553
		937,933
Total Municipal Bonds and Notes (Cost $600,851,029)		653,009,341

Underlying Municipal Bonds of Inverse Floaters (c) 17.1%
Florida 2.4%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (d)	10,000,000	11,976,975
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.78%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 4.9%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (d)	10,000,000	11,461,100
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 13.9%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (d)	10,425,000	12,457,433
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 17.875%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		23,918,533
New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (d)	10,000,000	12,074,100
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.335%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (d)	7,165,000	8,819,129
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 18.208%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (d)	2,685,000	3,262,352
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 18.278%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		24,155,581
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (d)	10,000,000	11,940,525
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 17.9%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.5%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (d)	10,000,000	12,135,700
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.9%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $77,865,035)		84,127,314

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (e) (Cost $48,146)	47,864	47,869

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $678,764,210)	149.4	737,184,524
Floating Rate Notes (c)	(10.7)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(40.2)	(198,458,310)
Other Assets and Liabilities, Net	1.5	7,480,701
Net Assets Applicable to Common Shareholders	100.0	493,506,915
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(e)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$737,136,655	$—	$737,136,655
Open-End Investment Companies	47,869	—	—	47,869
Total	$47,869	$737,136,655	$—	$737,184,524
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH1
R-080548-1 (1/23)